Share-Based Payments - Summary of Performance Rights (Details)				6 Months Ended			12 Months Ended
	Jul. 01, 2022	Jan. 28, 2022 shares	Nov. 30, 2021 shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($)	Jun. 30, 2023 shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number				6,547,018				5,344,777
Expense recognized | $				$ 5,354,429		$ 8,601,681		$ 14,530,749	$ 4,467,986	$ 5,066,662
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number				6,547,018
Expense recognized | $				$ 2,274,551
Performance Rights | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number			800,000
Performance Rights | Key Management Personnel | Rashda Buttar
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number		255,238					359,300
Expiry date	Jun. 30, 2025
Performance Rights | Key Management Personnel | Rashda Buttar | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Oct. 26, 2022
Number				482,441
Vesting date, tranche one				Jul. 01, 2023
Vesting date, tranche two				Jul. 01, 2024
Vesting date, tranche three				Jul. 01, 2025
Vesting date, tranche four				Jul. 01, 2026
Fair value | $ / shares					$ 2.23
Expiry date, term				Cessation of employment
Expense recognized | $				$ 197,861
Performance Rights | Key Management Personnel | Nick Liveris | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Oct. 26, 2022
Number				778,400
Vesting date				Jun. 30, 2025
Fair value | $ / shares					2.90
Expense recognized | $				$ 265,848
Performance Rights | Key Management Personnel | Nick Liveris | Grant Date, Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expiry date, term				Cessation of employment
Performance Rights | Key Management Personnel | Chris Burns | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Oct. 26, 2022
Number				2,275,400
Vesting date				Jun. 30, 2025
Fair value | $ / shares					2.90
Expense recognized | $				$ 777,119
Performance Rights | Key Management Personnel | Chris Burns | Grant Date, Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expiry date, term				Cessation of employment
Performance Rights | Key Management Personnel | Rashda Buttar | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Oct. 26, 2022
Number				359,300
Vesting date				Jun. 30, 2025
Fair value | $ / shares				$ 2.90
Expiry date, term				Cessation of employment
Expense recognized | $				$ 122,712
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting date, term				4 equal annual tranches commencing on the anniversary of employment
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jul. 01, 2022
Number				1,856,557
Vesting date				Jul. 19, 2022
Vesting date, tranche one				Jul. 01, 2023
Vesting date, tranche two				Jul. 01, 2024
Vesting date, tranche three				Jul. 01, 2025
Vesting date, tranche four				Jul. 01, 2026
Fair value | $ / shares					2.23
Expiry date, term				Cessation of employment
Expense recognized | $				$ 782,636
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Sep. 04, 2022
Number				345,186
Vesting date				Dec. 11, 2022
Fair value | $ / shares					2.06
Expiry date, term				Cessation of employment
Expense recognized | $				$ 84,803
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Sep. 16, 2022
Number				89,272
Vesting date				Dec. 20, 2022
Fair value | $ / shares					2.10
Expiry date, term				Cessation of employment
Expense recognized | $				$ 19,134
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Sep. 22, 2022
Number				27,485
Fair value | $ / shares					2.04
Expiry date, term				Cessation of employment
Expense recognized | $				$ 6,327
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Nov. 07, 2022
Number				16,030
Fair value | $ / shares					1.86
Expiry date, term				Cessation of employment
Expense recognized | $				$ 1,988
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jul. 06, 2022
Number				31,079
Fair value | $ / shares					2.28
Expiry date, term				Cessation of employment
Expense recognized | $				$ 12,168
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jul. 12, 2022
Number				21,557
Fair value | $ / shares					2.05
Expiry date, term				Cessation of employment
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Jul. 07, 2022
Number				26,946
Fair value | $ / shares					2.40
Expiry date, term				Cessation of employment
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Dec. 20, 2022
Number				167,532
Fair value | $ / shares					1.70
Expiry date, term				Cessation of employment
Expense recognized | $				$ 1,904
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date				Dec. 06, 2022
Number				69,833
Fair value | $ / shares					$ 2.06
Expiry date, term				Cessation of employment
Expense recognized | $				$ 2,051